Investments - Equity securities reported at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at fair value	$ 743	$ 593
Equity securities
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at cost	798
Equity securities, at fair value	743
Equity securities, fair value in excess of cost	(55)
Common stocks
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at cost	562
Equity securities, at fair value	518
Equity securities, fair value in excess of cost	(44)
Perpetual preferred stocks
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at cost	236
Equity securities, at fair value	225
Equity securities, fair value in excess of cost	$ (11)